Operating segments - additional information - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 43,492	$ 42,987	$ 40,594
Other revenue	1,119	178	(72)
Consolidated sales revenue	44,611	43,165	40,522
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of products and services [line items]
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales	2,407	2,202	2,313
Gross product sales
Disclosure of products and services [line items]
Consolidated sales revenue	47,018	45,367	42,835
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	28,202	25,516	19,888
Other revenue	1,000	229	(21)
Consolidated sales revenue	29,202	25,745	19,867
Aluminium, Alumina and Bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	9,092	10,207	12,041
Other revenue	54	(32)	(22)
Consolidated sales revenue	9,146	10,175	12,019
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	1,721	2,030	2,420
Other revenue	64	(7)	(32)
Consolidated sales revenue	1,785	2,023	2,388
Coal
Disclosure of products and services [line items]
Revenue from contracts with customers		0	986
Other revenue		0	3
Consolidated sales revenue		0	989
Industrial minerals
Disclosure of products and services [line items]
Revenue from contracts with customers	2,054	2,251	2,168
Other revenue	(3)	(12)	0
Consolidated sales revenue	2,051	2,239	2,168
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	471	667	869
Other revenue	6	2	0
Consolidated sales revenue	477	669	869
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	459	619	695
Other revenue	0	0	0
Consolidated sales revenue	459	619	695
Uranium
Disclosure of products and services [line items]
Revenue from contracts with customers	299	375	415
Other revenue	0	0	0
Consolidated sales revenue	299	375	415
Other
Disclosure of products and services [line items]
Revenue from contracts with customers	1,194	1,322	1,112
Other revenue	(2)	(2)	0
Consolidated sales revenue	$ 1,192	$ 1,320	$ 1,112